Long term incentive programmes - Outstanding instruments - RSU (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Awards granted to executive management
Number of outstanding instruments - RSU
Outstanding at the beginning	245,126	55,430
Number of RSUs granted	193,011	189,696	55,430
Exercised during the year	55,430
Outstanding at the end	382,707	245,126	55,430
Awards granted to other employees
Number of outstanding instruments - RSU
Outstanding at the beginning	271,327	65,823
Number of RSUs granted		205,504	65,823
Exercised during the year	65,823
Outstanding at the end	205,504	271,327	65,823